Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of Consolidation
A. Basis of Consolidation
The consolidated financial statements include the financial statements of the Company and all its subsidiaries as at December 31, 2021. Control exists over an investee when the Company is exposed, or has rights, to variable returns from its investee and has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. Unless otherwise stated, the subsidiaries have share capital consisting solely of ordinary shares and the proportion of ownership interests held equals the voting rights held by the entity.
Subsidiaries
The Company’s principal subsidiaries include the following entities many of which have 100% ownership in other entities. The Company directly and indirectly owns 100% of all subsidiaries except for the Agnity group of companies. While the Company does not have an ownership interest in the Agnity entities, the Company controls them and as such the financial results are consolidated into the Company’s consolidated financial statements.

	Principle activity	Place of business and operations	Functional currency

mCloud Technologies Corp.	Parent company	Canada	CDN $

mCloud Technologies (USA) Inc.	Operations	United States	USD $

mCloud Technologies (Canada) Inc.	Operations	Canada	CDN $

Field Diagnostic Services, Inc. (“FDSI”)	Operations	United States	USD $

Construction Systems Associates, Inc. (“CSA”)	Operations	United States	USD $

mCloud Technologies Services Inc. (“MTS”)	Operations	Canada	CDN $

NGRAIN (Canada) Corporation (“NGRAIN”)	Operations	Canada	CDN $

kanepi Group Pty. Ltd.	Operations	Australia	AUD $

kanepi Services Pty. Ltd.	Operations	Australia	AUD $

mCloud Technologies Singapore Pte. Ltd.	Operations	Singapore	SGD $

mCloud Corp (HK) Ltd.	Operations	China	RMB ¥

mCloud Technologies (Saudi Arabia)	Operations	Saudi Arabia	SAR $

Agnity Global, Inc. (“Agnity”)	Operations	United States	USD $

Agnity Communications, Inc. (“ACI”)	Operations	United Stated	USD $

Agnity Healthcare, Inc. (“AHI”)	Operations	United States	USD $

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary and any related non-controlling interests and other components of equity. Any resulting gain or loss is recognized in net income (loss). Any interest retained by the former subsidiary is measured at fair value when control is lost.
All intercompany transactions, balances, revenues and expenses have been eliminated on consolidation. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Company. Profit or loss and other comprehensive income of subsidiaries acquired or disposed of during the year are recognized from the effective date of acquisition, or up to the effective date of disposal, as applicable.
Non-controlling interests
Non-controlling interests arise from business combinations in which the Company acquires less than 100% ownership interest. Non-controlling interests, presented as part of equity, represent the portion of a subsidiary’s profit or loss and net assets that is not attributable to the common shareholders of the Company. The entire portion of the Agnity operations is a non-controlling interest. The interests of the non-controlling shareholders are initially measured at either fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets. Any subsequent income/loss, dividends and foreign translation adjustments attributable to the non-controlling interests is recognized as part of the non-controlling interests’ income or equity. When changes in ownership interests are disproportionate to cumulative contributions, distributions and income (loss) allocations, non-controlling interest are adjusted through direct charges to equity. The Company attributes total comprehensive income or loss of subsidiaries between the owners of the parent and the non-controlling interests based on their respective ownership interests. Changes in the Company’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
Business combinations
Acquisitions of subsidiaries and assets that meet the definition of a business under IFRS are accounted for using the acquisition method. The consideration transferred in the acquisition is measured at acquisition date fair value. The identifiable assets acquired and liabilities assumed that meet the conditions for recognition under IFRS 3
Business Combinations
are recognized at their fair values at the acquisition date. Any excess consideration over the fair value of the identifiable net assets is recognized as goodwill. Acquisition-related costs, other than those associated with the issuance of debt or equity, are recognized in profit or loss as incurred.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted retrospectively during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date. The measurement period is the period from the date of acquisition to the date the Company obtains complete information about facts and circumstances that existed as of the acquisition date up to a maximum of one year.
Any contingent consideration is measured at fair value at the acquisition date. If contingent consideration that meets the definition of a financial instrument is classified as equity, it is not remeasured and its subsequent settlement is accounted for within equity. Other contingent consideration is remeasured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Foreign currency
B.	Foreign currency
Functional currency is the currency of the primary economic environment in which an entity operates. The functional currency of the parent company and its material subsidiaries are presented in the table in Note 32(A). These consolidated financial statements are presented in Canadian dollars.
Foreign currency transactions
.
In preparing the financial statements of each individual subsidiary, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the dates those fair values are determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.
Presentation currency translations
. For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into Canadian dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income (loss) and accumulated in equity (attributed to non-controlling interests as appropriate).

Revenue recognition
C.	Revenue recognition

The Company’s revenues are derived from the sales of perpetual software licenses, subscriptions to AssetCare, installation and engineering services, hardware and post contract support and maintenance (“PCS”).
Revenue from the sale of hardware and perpetual software licenses is recognized at the point in time when control is transferred to the customer, generally upon delivery at the customer’s location.
Installation services involve the installation and implementation of energy efficient hardware, perpetual software licenses and IoT connections which feed information to the AssetCare platform. Engineering services include consulting, implementation and integration services entered into either on a time and materials basis or fixed fee basis. Revenue from installation and engineering services is recognized overtime, using an input method based on direct labour hours to measure progress towards complete satisfaction of the service.
Revenues from PCS and subscriptions to the AssetCare platform are recognized ratably overtime over the term of the PCS or subscription. Any amounts received for which performance obligations have not been completed are recognized as deferred revenue.
The Company’s contracts often include a number of promised goods or services, which are typically distinct from other performance obligations, and are therefore accounted for separately. A good or service is distinct if the customer can benefit from it on its own or together with other readily available resources, and the Company’s promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer.
In determining the transaction price of a contract with a customer, the Company considers the effects of variable consideration, existence of a significant financing component, non-cash consideration, and any consideration payable to the customer. The total transaction price is allocated to each performance obligation on a relative stand-alone selling price (“SSP”) basis, representing the selling price as if it was sold separately. This is a formal process involving judgement which could impact the timing of recognized revenue.
In most cases, the SSP is based on observable data. Where possible, a narrow SSP range for each product and service is established and this range is assessed on a periodic basis or when material changes in facts and circumstances warrant a review. If the SSP is not directly observable, the amount is estimated using either the expected cost plus a margin or residual approach. The SSP for perpetual software licenses is highly variable and therefore the Company applies the residual approach, which determines the SSP by subtracting the SSP of hardware, installation and other services in the contract from the total transaction price.
Long-term contracts
The Company enters into multi-year contracts with some customers for goods and services. Under the terms of these contracts, the customer is billed an equal monthly amount over the term of the contract. Revenue is recognized as performance obligations are completed, generally with a significant portion of the transaction price being recognized at the beginning of the contract based on the calculated SSP for performance obligations that are satisfied at the point in time at which goods are delivered to customers. The remainder of the revenue is recognized over the life of the contract over time or as services are completed.

Financial Instruments
D.	Financial Instruments

i.	Recognition and initial measurement
On initial recognition, all financial assets and liabilities are classified and recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss (“FVTPL”).
Cash and bank indebtedness
Cash is held in bank accounts. The Company considers only those investments that are highly liquid, readily convertible to cash with original maturities of three months or less at date of purchase as cash equivalents.
Bank indebtedness consists of bank overdrafts and draws from the credit facility account repayable on demand for cash management purposes.

ii.	Classification and subsequent measurement

Financial Assets
On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income; or fair value through profit or loss, depending on the business model in which a financial asset is managed and its contractual cash flow characteristics. Financial assets that do not meet the below classifications are classified as fair value through profit or loss.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A financial asset is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial Liabilities
Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative, or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in net income (loss).
When a financial liability is non-substantially modified, a gain or loss is recognized into net income (loss). The gain or loss is calculated at the date of modification as the difference between the remaining original contractual cash flows and the modified cash flows both discounted at the original effective interest rate. Any costs associated with the modified loan is added to the loan carrying amount and amortized over the remaining modified loan term. The carrying amount of the loan is revised to reflect the new cash outflows at the date of modification.

iii.	Derecognition of financial assets and liabilities
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Company transfers the rights to receive the contractual cash flow in a transaction in which substantially all the risks and rewards of ownership have been transferred.
A financial liability is derecognized when its contractual obligations are discharged, cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non- cash assets transferred or liabilities assumed) is recognized in net income (loss).

iv.	Impairment of non-derivative financial assets
The Company applies an expected credit loss (“ECL”) impairment model, which applies to financial assets measured at amortized cost, contract assets, lease receivables, and financial guarantee contracts. The ECL model results in an allowance for credit losses being recorded on financial assets regardless of whether there has been an actual loss event. Except for trade receivables, the ECL model requires the recognition of credit losses based on 12 months of expected losses for financial assets and the recognition of lifetime expected losses on financial assets that have experienced a significant increase in credit risk since origination or which are considered credit impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. ECL’s are probability-weighted estimates of credit losses. Credit losses are measured as the present value of all cash shortfalls representing the difference between the cash flows due to the entity in accordance with the contract and the cash flow an entity expects to receive. The Company has elected to measure loss allowances for trade receivables at an amount equal to lifetime ECL’s.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information analysis, based on the Company’s historical experience and including forward looking information. Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. The gross carrying amount of a financial asset is written off when the Company has no reasonable expectations of recovering a portion or the full amount. The Company assesses the timing of write-offs based on whether there is a reasonable expectation of recovery. Impairment losses related to trade and other receivables are presented within general and administrative expenses.

Property and equipment
E.	Property and equipment
Property and equipment are recorded at cost, less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Life
Computer equipment	2 -5 years
Office furniture and equipment	7 years
Leasehold improvements	lesser of useful lives or lease term
The estimated useful lives and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss. Repairs and maintenance costs that do not improve or extend productive life are recognized in profit or loss in the period in which the costs are incurred.

Intangible assets and goodwill
F.	Intangible assets and goodwill
Intangible assets
Intangible assets acquired separately
Intangible assets patents and trademarks, customer relationships and technology, all of which have a finite life. Intangible assets acquired separately are measured on initial recognition at cost and intangible assets acquired in a business combination are recognized at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and intangible assets are recognized in profit or loss as incurred.
Intangible assets are amortized over their estimated useful lives, on a straight-line basis, as follows:

Life
Patents and trademarks	5 - 15 years
Customer relationships	5 - 20 years
Technology	5 years
Amortization methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if required on a prospective basis.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
Internally generated intangible assets
Expenditures on research activities are recog
nized as an expense in the period in which they were incurred.
Internally-generated intangible assets arising from development or from the development phase of an internal project are recognized if all of the following factors have been demonstrated:

•	Technical feasibility of completing the intangible asset results in the intangible asset being available for use or sale;
•	There is an intention to complete the intangible asset and use or sell it;
•	There is an ability to use or sell the intangible asset;
•	Evidence to suggest how the intangible asset will generate probable future economic benefits;
•	There is availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and,
•	An ability to reliably measure the expenditure(s) attributable to the intangible asset during its development exists.
The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Where no internally-generated intangible asset can be recognized, development expenditures are recognized in profit or loss in the period in which it is incurred.
Goodwill
Goodwill, representing the excess of the consideration paid for entities acquired over the fair values of the assets acquired and liabilities assumed, is initially measured at cost and is not amortized. After initial recognition, goodwill is measured at cost less any accumulated impairment losses and is tested annually for impairment.
For the purpose of impairment testing, goodwill is allocated to each of the Company’s cash-generating units that are expected to benefit from the synergies of the business combination. A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata based on the carrying amount of each asset in the cash generating unit. The recoverable amount is the greater of an asset’s fair value less costs of disposal or its value in use. In determining fair value less costs of disposal, recent market transactions are considered or an appropriate valuation model is used. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statements of loss on comprehensive loss. Goodwill impairments are not reversed. Management evaluates goodwill for impairment annually as of December 31 unless impairment indicators exist at another reporting date. On disposal of a cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Impairment of non-financial assets
G.	Impairment of non-financial assets
The carrying amount of property and equipment and intangible assets with a finite life are reviewed each reporting period to determine whether events or changes in circumstances indicate that their carrying amounts may not be recoverable. Intangible assets with an indefinite life are reviewed and tested on an annual basis or whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal or its value in use. To assess value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal recent market transactions are considered or an appropriate valuation model is used.

To assess impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash-generating units). For an asset that does not generate largely independent cash flows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases
H.	Leases

i.	Recognition and initial measurement as a lessee
At the commencement date of a lease, the Company recognizes a right-of-use asset and a lease liability for all leases except leases of low-value assets and leases with a duration of 12 months or less.
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A lease is defined as a contract, or part of a contract, that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company determines whether, throughout the period of use, it has the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.
Lease liabilities are initially measured at the present value of unpaid lease payments at the commencement date of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate (such as CPI), initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable by the Company under residual value guarantees;

•	exercise price of a purchase option if the Company is reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the Company exercising an option to terminate the lease.
Variable rent payments that are not based on an index or rate, including additional rent for operating costs and taxes and non-recoverable goods and services tax, are recognized as rent expense, within general and administrative expense or direct costs, as incurred. Lease payments for short-term leases and leases of low-value assets are recognized as rent expense on a straight-line basis over the lease term.
Right-of-use assets are initially measured at cost comprised of the initial lease liability adjusted for any lease payments made at or before commencement of the lease, plus initial direct costs incurred less lease incentives received.

ii.	Classification and subsequent measurement as a lessee
Subsequent to the commencement date of the lease, the lease liability is measured at amortized cost using the effective interest method. The lease liability is remeasured by discounting the revised lease payments using a revised discount rate when there is a change in the lease term or there is a change in the assessment of an option to purchase the underlying asset. The lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate when there is a change in the amounts expected to be payable under a residual value guarantee or there is a change in future lease payments resulting from a change in an index or a rate used to determine variable payments. Upon remeasurement of a lease liability, a corresponding adjustment to the right-of-use asset is recognized.
Subsequent to the commencement date of the lease, the Company measures the right-of-use asset at cost, less accumulated depreciation, and any accumulated impairment losses, and adjusted for any remeasurement of the lease liability.

The right-of-use asset is depreciated using the straight-line method from the commencement date of the lease to the earlier of the end of the useful life of the underlying asset and the end of the lease term. The Company assesses its right-of-use assets for impairment and accounts for identified impairment losses similar to its assessment of impairment on other property and equipment.
Refundable security deposits are classified as financial assets measured at amortized cost and included in current other receivables or other non-current assets. Tenant improvement allowances are recognized as a reduction in the costs of the associated leasehold improvement assets.
The Company has taken the practical expedient not to assess whether rent concessions arising as a result of COVID-19 are lease modifications. These rent concessions are in the form of rent deferrals and there is no change to the amount recognized in profit or loss as a result of these changes.

Government grants
I.	Government grants
Government grants are assistance by government agencies in the form of transfers of resources to an entity in return for past or future compliance with certain conditions related to the operating activities of the entity. Government grants are recognized where there is reasonable assurance that the grant will be received, and the Company will comply with all attached conditions. Government grants related to costs are deferred, if applicable, and recognized gross in profit or loss on a systematic basis in the periods in which the expenses are recognized. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset. Government loans are analyzed to determine whether they qualify as grants or are required to be treated as financial liabilities.

Provisions
J.	Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where appropriate, the future cash flow estimates are adjusted to reflect risks specific to the liability. Provisions are measured using managements best estimate as to the outcomes, based on known facts, risks and uncertainties at the reporting date.
Contingent liabilities are possible obligations whose existence will only be confirmed by future events not wholly within the control of the Company. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of economic resources is considered remote.

Share related items
K.	Share related items
Stock options
The Company grants stock options to employees, directors, officers, and consultants. The fair value of options granted is recognized as a share-based payment expense with a corresponding increase in equity. The fair value is measured for each tranche at grant date and is recognized on a graded-vesting basis over the period during which the options vest. Stock options granted to non-employees are measured at the fair value of the goods or services received except where the fair value cannot be estimated, in which case it is measured at the fair value of the equity instrument granted. The fair value of the share-based compensation to non-employees is periodically re-measured until counterparty performance is complete, and any change therein is recognized over the period and in the same manner as if the Company had paid cash instead of paying with stock options.
The fair value of options is determined using the Black-Scholes option pricing model which incorporates all the market vesting conditions. The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.
Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. The impact of the revision of the original estimate is recognized in net loss such that the cumulative expense reflects the revised estimate. Upon exercise of stock options, consideration received on exercise of these equity instruments is recorded as share capital and the related share-based payment reserve is transferred to share capital.

Restricted share units
The Company grants RSU’s to directors, employees and consultants which are measured at fair value based on the closing price of the Company’s common shares for the day preceding the date of the grant. The fair value of the grant is recognized as a share-based payment expense over the vesting period with a corresponding charge to contributed surplus. Common shares of the Company are issued on exercise by the holder of vested RSU’s.
Warrants issued as consideration for services
In certain circumstances, the Company issues warrants as consideration for services provided generally in conjunction with debt or equity financings. Where identifiable services are not reliability measured the services are measured with reference to the fair value of the equity instruments issued using the Black-Scholes model. The measurement date is when the entity obtains the goods or is provided the services and the warrants are not remeasured thereafter.
Loss per share
Basic loss per share is calculated by dividing the loss attributable to the common shareholders of the Company by the weighted average number of common shares outstanding during the respective reporting periods. Where a loss is reported, diluted loss per share is the same as basic loss per shares as all potential equity instruments are anti-dilutive and not included in the calculation.

Fair value measurement
L.	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date or, in its absence, the most advantageous market to which the group has access at that date. Several of the company’s accounting policies and disclosures require the measurement of fair values for both financial and non-financial assets and liabilities. The Company uses the fair value hierarchy to classify the significance of inputs to valuation techniques used in making fair value measurements of financial assets and liabilities. The categories are:

•	Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the Company can access at the measurement date;
•	Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
•	Level 3 inputs are unobservable inputs for the asset or liability.
When one level one input is available the Company measures the fair value of the instrument using the quoted price in an active market for that instrument (Level 1). A market is regarded as active if transactions for the asset or a liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price in an active market, then the group uses valuation techniques that maximize the use of relevant observable inputs and minimizes the use of unobservable inputs (Level 2 or Level 3). The chosen valuation technique incorporates all the factors that market participants would consider in pricing a transaction.

Convertible Debentures
M.	Convertible debentures
Convertible debentures are accounted for depending on the terms of the contract. The fair value of the debentures are allocated into components parts, which may include separate host debt, embedded derivative(s) and/or equity components based on the terms of the contract. Where the fair value of the financial instrument is different than the transaction price then the measurement is dependent on whether the fair value was determined based on a valuation technique that only uses data from observable markets (Level 1 input) or otherwise. For compound financial instruments such as the 2019 Debentures where there is a liability and equity component, on issuance of the convertible debentures, the fair value of the liability component is determined using a market rate for an equivalent non-convertible instrument.
The proceeds are allocated to the liability component first with the remainder of the proceeds allocated to the conversion option that is recognized and included in equity. The liability component (net of transaction costs) is subsequently measured at amortized cost using the effective interest rate method until it is extinguished on conversion or redemption. The carrying amount of the conversion option is not remeasured in subsequent periods.

For the majority of the 2021 Debentures, the fair value of the financial instruments was greater than the transaction price. The residual is treated as a deferred amount and recognized similar to fair value adjustments on derivatives. For hybrid financial instruments such as the 2021 Debentures where there is a liability and embedded derivative component, the fair value of the embedded derivative is determined first with the residual of the total fair value for the instrument allocated to the host debt. The host debt (liability), net of transaction costs, is subsequently measured at amortized cost using the effective interest rate method until it is extinguished on conversion or redemption.
Transaction costs are apportioned between each component of the convertible debentures based on a percentage of proceeds when the instruments are initially recognized. Transaction costs attributable to the liability and equity components are offset against the respective balances with transaction costs attributable to embedded derivatives directly expensed.

Warrant liabilities
N.	Warrant liabilities
Warrants issued where the number of common shares to be issued or the value of the common shares varies as they are denominated in a foreign currency are classified as derivative financial liabilities. The derivative warrant liability is measured at fair value with changes in fair value recognized in the consolidated statements of loss at the end of each reporting period.

Income taxes and deferred taxation
O.	Income taxes and deferred taxation
Income tax expense of the Company represents current tax and deferred tax.
The Company records current tax based on the taxable profits for the period which is calculated using tax rates that have been enacted or substantively enacted by the reporting date. Taxable profit differs from profit as reported in the consolidated statements of loss and comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible.
Deferred income taxes are accounted for using the liability method. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and tax basis of assets and liabilities and measured using the substantively enacted tax rates and laws in effect when the differences are expected to reverse. The effect of a change in tax rates or tax legislation is recognized in the period of substantive enactment. Deferred tax assets, such as unused tax losses, income tax reductions, and certain items that have a tax basis but cannot be identified with an asset or liability on the statement of financial position, are recognized to the extent it is probable that taxable profit will be available against which the difference can be utilized. Deferred tax assets and liabilities are offset when the Company has a legally enforceable right to offset current assets and liabilities. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
When there is uncertainty concerning the Company’s filing position regarding the tax bases of assets or liabilities, the taxability of certain transactions or other tax-related assumptions, then the Company: (a) considers whether uncertain tax treatments should be considered separately, or as a group, based on which approach provides better predictions of the resolution; (b) determines if it is probable that the tax authorities will accept the uncertain tax treatment; and (c) if it is not probable that the uncertain tax treatment will be accepted, measure the tax uncertainly based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty. Companies are to assume in making this measurement that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when making those examinations.

Accounting standards development
P.	Accounting standards development
(a) Application of new and revised IFRSs
The Company did not apply any new standards or amendments for the year ended December 31, 2021.
(b) New accounting standards, interpretations and amendments not yet effective
There are a number of new accounting standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that are not expected to have a material impact on the Company in the year of adoption and as such are not included here.
In February 2021, the IASB issued amendments to two existing accounting standards regarding accounting estimates and accounting policies. The amendments issued were
Disclosure of Accounting Policies
(
Amendments to IAS 1 and IFRS Practice Statement 2
), which helps preparers determine which accounting policies to disclose in their financial statements, and
Definition of Accounting Estimates
(
Amendment to IAS 8
) which helps entities to distinguish between accounting policies and accounting estimates. These amendments are applicable starting January 1, 2023 with early adoption permitted and are not expected to have a material impact on the Company.